Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Trust I

JPMorgan Total Return Fund

(All Share Classes)

Supplement dated November 3, 2014 to the Prospectuses dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective November 1, 2014, the JPMorgan Total Return Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s share classes.

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on pages 70-71 in the Fund’s Class A, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.53	0.56	0.52
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.28	0.31	0.27
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.12	1.65	0.86
Fee Waivers and Expense Reimbursements[2]	(0.42)	(0.30)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.70	1.35	0.60

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.66%, 1.31% and 0.56%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	678	930	1,651
CLASS C SHARES ($)	237	491	869	1,929
SELECT CLASS SHARES ($)	61	248	451	1,037

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	678	930	1,651
CLASS C SHARES ($)	137	491	869	1,929
SELECT CLASS SHARES ($)	61	248	451	1,037

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on page 63 in the Fund’s Class R2, Class R5 and Class R6 Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.50	0.38	0.25
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.25	0.33	0.25
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.34	0.72	0.59
Fee Waivers and Expense Reimbursements[2]	(0.14)	(0.22)	(0.14)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.20	0.50	0.45

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.16%, 0.46% and 0.41%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	411	721	1,600
CLASS R5 SHARES ($)	51	208	379	874
CLASS R6 SHARES ($)	46	175	315	725

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Trust I

JPMorgan Total Return Fund

(All Share Classes)

Supplement dated November 3, 2014 to the Prospectuses dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective November 1, 2014, the JPMorgan Total Return Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s share classes.

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on pages 70-71 in the Fund’s Class A, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.53	0.56	0.52
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.28	0.31	0.27
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.12	1.65	0.86
Fee Waivers and Expense Reimbursements[2]	(0.42)	(0.30)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.70	1.35	0.60

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.66%, 1.31% and 0.56%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	678	930	1,651
CLASS C SHARES ($)	237	491	869	1,929
SELECT CLASS SHARES ($)	61	248	451	1,037

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	678	930	1,651
CLASS C SHARES ($)	137	491	869	1,929
SELECT CLASS SHARES ($)	61	248	451	1,037

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/15
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	$ 444
3 Years	rr_ExpenseExampleYear03	678
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	1,651
1 Year	rr_ExpenseExampleNoRedemptionYear01	444
3 Years	rr_ExpenseExampleNoRedemptionYear03	678
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,651
A, C, Select Shares | JPMorgan Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	237
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	1,929
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	491
5 Years	rr_ExpenseExampleNoRedemptionYear05	869
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,929
A, C, Select Shares | JPMorgan Total Return Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	248
5 Years	rr_ExpenseExampleNoRedemptionYear05	451
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
R2, R5, R6 Shares | JPMorgan Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Trust I

JPMorgan Total Return Fund

(All Share Classes)

Supplement dated November 3, 2014 to the Prospectuses dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective November 1, 2014, the JPMorgan Total Return Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s share classes.

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on page 63 in the Fund’s Class R2, Class R5 and Class R6 Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.50	0.38	0.25
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.25	0.33	0.25
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.34	0.72	0.59
Fee Waivers and Expense Reimbursements[2]	(0.14)	(0.22)	(0.14)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.20	0.50	0.45

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.16%, 0.46% and 0.41%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	411	721	1,600
CLASS R5 SHARES ($)	51	208	379	874
CLASS R6 SHARES ($)	46	175	315	725

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/15
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R5, R6 Shares | JPMorgan Total Return Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[3]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	411
5 Years	rr_ExpenseExampleNoRedemptionYear05	721
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,600
R2, R5, R6 Shares | JPMorgan Total Return Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	874
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	874
R2, R5, R6 Shares | JPMorgan Total Return Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	725
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	175
5 Years	rr_ExpenseExampleNoRedemptionYear05	315
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 725

[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.66%, 1.31% and 0.56%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.16%, 0.46% and 0.41%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.